Leases (Details Textual) ₪ in Millions	1 Months Ended
Dec. 31, 2018 ILS (₪)
Leases (Textual)
Agreement to lease, description	The agreement is for ten years and includes three option periods of up to 24 years and 8 months in the aggregate, as from January 1, 2021.
Annual rent	₪ 20